GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
Provision for impairment of receivables (Note 6d)		Rp 1,494	Rp 743	Rp 1,010
General expenses		1,449	1,626	1,032
Training, education and recruitment		531	399	393
Professional fees		498	594	424
Travelling		475	436	347
Meeting		241	207	163
Social contribution		197	134	116
Collection expenses		135	152	368
Others		240	319	351
Total	$ 388	Rp 5,260	Rp 4,610	Rp 4,204